Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted loss per share
Earnings per share calculation

	December 31,	December 31,
	2020	2019
Net loss attributable to the shareholders of:
Greenbrook TMS	$(29,663,540)	$(15,909,879)

Weighted average common shares outstanding(note 24(a)):
Basic and diluted	12,799,876	10,765,719

Loss per share:
Basic and diluted	$(2.32)	$(1.48)